PENSION LIABILITIES, NET (Summary Of Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability, Defined Benefit Plan [Abstract]
Service cost		$ 12	$ 16
Interest cost	53	47	47
Net periodic benefit cost	$ 53	$ 59	$ 63